Schedule of disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations		$ 130,615	$ 1,999,056
Technical Services Revenue [Member]
Disaggregation of Revenue [Line Items]
Technical services revenue	14,133	893,690
Total Revenue from discontinued operations		9,255	23,201
Online VIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations		117,074	1,596,200
Online SVIP Membership Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue from discontinued operations		$ 4,286	$ 379,655